Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Institutional Income Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Institutional Core Plus Fund

Supplement to Prospectus Dated October 1, 2019, as supplemented

On July 31, 2020, the Board of Directors (“Board”) of the T. Rowe Price Institutional Core Plus Fund (“Fund”) approved restructuring the Fund’s fees and expenses, effective September 1, 2020. In addition, the Board approved a plan of reorganization pursuant to which the Fund will transfer substantially all of its assets and liabilities to the T. Rowe Price Total Return Fund (“Acquiring Fund”) in exchange for I Class shares of equal value of the Acquiring Fund on or about November 30, 2020 (“Reorganization”). Following the transfer, the I Class shares received in the exchange will be distributed to the Fund’s shareholders in complete liquidation of the Fund. The Reorganization does not require approval by the Fund’s shareholders.

The Fund currently pays T. Rowe Price Associates, Inc. (“T. Rowe Price”) an all-inclusive management fee of 0.40% based on the Fund’s average daily net assets that includes investment management services and ordinary, recurring operating expenses (with certain limited exceptions). Effective September 1, 2020, the management fee will no longer include ordinary recurring operating expenses, and the Fund will incur its ordinary operating expenses directly. The management fee will consist of two components—an “individual fund fee,” and a “group fee” that declines as the combined assets of the T. Rowe Price Funds rise, so shareholders benefit from the overall growth in mutual fund assets. On September 1, 2020, the annual group fee rate was 0.29%. The individual fund fee, also applied to the fund’s average daily net assets, will be 0.08%, which, when combined with the group fee rate, will result in a combined management fee rate of 0.37% of average daily net assets. In order to ensure that Fund shareholders will not pay more under the new fee and expense structure, T. Rowe Price has agreed to indefinitely waive the Fund’s fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage and other transaction costs; or nonrecurring, extraordinary expenses, which are the expenses excluded under the Fund’s all-inclusive management fee) that would cause the Fund’s ratio of expenses to average daily net assets to exceed 0.40%.

Accordingly, effective September 1, 2020, the table titled “Fees and Expenses of the Fund” on page 1 of the prospectus is revised as follows:

Fees and Expenses of the Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.37%[a]

Other expenses	0.07	[a]

Acquired fund fees and expenses	0.02

Total annual fund operating expenses	0.46	[a,b]

Fee waiver/expense reimbursement	(0.06)[a,c,d]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.40	[b,d]

a Restated to reflect current fees.

b The figures shown in the fee table do not match the “Ratios to average net assets” shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses and exclude expenses permanently waived as a result of investments in other T. Rowe Price Funds.

c T. Rowe Price Associates, Inc., is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fee paid by each underlying T. Rowe Price Fund related to the fund’s investment therein. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price Funds. The T. Rowe Price Funds would be required to seek regulatory approval in order to terminate this arrangement.

		d T. Rowe Price Associates, Inc., has contractually agreed to indefinitely waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage and other transaction costs; or nonrecurring, extraordinary expenses) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.40%. The agreement may only be terminated with approval by the fund’s shareholders. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s expense ratio is below 0.40% (excluding interest; expenses related to borrowings, taxes, and brokerage and other transaction costs; or nonrecurring, extraordinary expenses). However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the fund’s expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) any expense limitation in place at the time such amounts were waived; or (2) any current expense limitation.
T. Rowe Price Institutional Core Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Institutional Core Plus Fund

Supplement to Prospectus Dated October 1, 2019, as supplemented

On July 31, 2020, the Board of Directors (“Board”) of the T. Rowe Price Institutional Core Plus Fund (“Fund”) approved restructuring the Fund’s fees and expenses, effective September 1, 2020. In addition, the Board approved a plan of reorganization pursuant to which the Fund will transfer substantially all of its assets and liabilities to the T. Rowe Price Total Return Fund (“Acquiring Fund”) in exchange for I Class shares of equal value of the Acquiring Fund on or about November 30, 2020 (“Reorganization”). Following the transfer, the I Class shares received in the exchange will be distributed to the Fund’s shareholders in complete liquidation of the Fund. The Reorganization does not require approval by the Fund’s shareholders.

The Fund currently pays T. Rowe Price Associates, Inc. (“T. Rowe Price”) an all-inclusive management fee of 0.40% based on the Fund’s average daily net assets that includes investment management services and ordinary, recurring operating expenses (with certain limited exceptions). Effective September 1, 2020, the management fee will no longer include ordinary recurring operating expenses, and the Fund will incur its ordinary operating expenses directly. The management fee will consist of two components—an “individual fund fee,” and a “group fee” that declines as the combined assets of the T. Rowe Price Funds rise, so shareholders benefit from the overall growth in mutual fund assets. On September 1, 2020, the annual group fee rate was 0.29%. The individual fund fee, also applied to the fund’s average daily net assets, will be 0.08%, which, when combined with the group fee rate, will result in a combined management fee rate of 0.37% of average daily net assets. In order to ensure that Fund shareholders will not pay more under the new fee and expense structure, T. Rowe Price has agreed to indefinitely waive the Fund’s fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage and other transaction costs; or nonrecurring, extraordinary expenses, which are the expenses excluded under the Fund’s all-inclusive management fee) that would cause the Fund’s ratio of expenses to average daily net assets to exceed 0.40%.

Accordingly, effective September 1, 2020, the table titled “Fees and Expenses of the Fund” on page 1 of the prospectus is revised as follows:

Fees and Expenses of the Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.37%[a]

Other expenses	0.07	[a]

Acquired fund fees and expenses	0.02

Total annual fund operating expenses	0.46	[a,b]

Fee waiver/expense reimbursement	(0.06)[a,c,d]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.40	[b,d]

a Restated to reflect current fees.

b The figures shown in the fee table do not match the “Ratios to average net assets” shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses and exclude expenses permanently waived as a result of investments in other T. Rowe Price Funds.

c T. Rowe Price Associates, Inc., is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fee paid by each underlying T. Rowe Price Fund related to the fund’s investment therein. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price Funds. The T. Rowe Price Funds would be required to seek regulatory approval in order to terminate this arrangement.

		d T. Rowe Price Associates, Inc., has contractually agreed to indefinitely waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage and other transaction costs; or nonrecurring, extraordinary expenses) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.40%. The agreement may only be terminated with approval by the fund’s shareholders. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s expense ratio is below 0.40% (excluding interest; expenses related to borrowings, taxes, and brokerage and other transaction costs; or nonrecurring, extraordinary expenses). However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the fund’s expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) any expense limitation in place at the time such amounts were waived; or (2) any current expense limitation.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The figures shown in the fee table do not match the “Ratios to average net assets” shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses and exclude expenses permanently waived as a result of investments in other T. Rowe Price Funds.
T. Rowe Price Institutional Core Plus Fund | T. Rowe Price Institutional Core Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.37%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.46%	[1],[2]
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1],[3],[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.40%	[2],[3]

[1]	Restated to reflect current fees.
[2]	The figures shown in the fee table do not match the “Ratios to average net assets” shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses and exclude expenses permanently waived as a result of investments in other T. Rowe Price Funds.
[3]	T. Rowe Price Associates, Inc., has contractually agreed to indefinitely waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage and other transaction costs; or nonrecurring, extraordinary expenses) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.40%. The agreement may only be terminated with approval by the fund’s shareholders. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s expense ratio is below 0.40% (excluding interest; expenses related to borrowings, taxes, and brokerage and other transaction costs; or nonrecurring, extraordinary expenses). However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the fund’s expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) any expense limitation in place at the time such amounts were waived; or (2) any current expense limitation.
[4]	T. Rowe Price Associates, Inc., is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fee paid by each underlying T. Rowe Price Fund related to the fund’s investment therein. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price Funds. The T. Rowe Price Funds would be required to seek regulatory approval in order to terminate this arrangement.